General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of General and Administrative Expenses [Abstract]
Payroll and related benefits (including share-based compensation)	$ 2,262	$ 1,403	$ 965
Professional services	3,369	2,440	611
Others	226	282	138
Total	$ 5,857	$ 4,125	$ 1,714